Consolidated Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	Nov. 30, 2010
Property and Equipment, net of accumulated depreciation	$ 208,891
Series A Preferred Stock, shares designated	20,000,000	20,000,000
Series A Preferred Stock, shares issued	14,000,000	14,000,000
Series A Preferred Stock, shares outstanding	14,000,000	14,000,000
Series B Preferred Stock, shares issued	100,000	100,000
Series B Preferred Stock, shares outstanding	100,000	100,000
Series A Preferred Stock
Series A Preferred Stock, shares designated	20,000,000	20,000,000
Series A Preferred Stock, shares issued	14,000,000	14,000,000
Series A Preferred Stock, shares outstanding	14,000,000	14,000,000
Series B Preferred Stock
Series B Preferred Stock, shares issued	100,000	100,000
Series B Preferred Stock, shares outstanding	100,000	100,000